Balance Sheet Components Account and Financing Receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	$ 94,908	$ 94,528
Allowance for credit losses	(12,358)	(7,007)	$ (3,956)	$ (7,574)
Accounts receivable, net	$ 82,550	$ 87,521